TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)
	Year ended December 31,
	2021	2020	2019

Domestic	$(15,419)	$(8,722)	$(8,934)
Foreign	2,230	1,550	1,916

	$(13,189)	$(7,172)	$(7,018)

Schedule of the Reconciliation of the Theoretical Tax Expenses
	Year ended December 31,
	2021	2020	2019

Loss before taxes on income	$(13,189)	$(7,172)	$(7,018)

Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2021, 2020 and 2019, respectively)	$(3,034)	$(1,650)	$(1,614)

Changes in valuation allowance	2,604	1,979	951
Increase in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	-	-	-

Write off of prepaid and withholding taxes	875	1,066	1,536
Foreign tax rates differences related to subsidiaries	14	35	44
Non-deductible expenses	71	72	470
Capital note release taxes	100	-	-
Other expenses and Exchange rate differences	488	(383)	(143)
Non-deductible share-based compensation expense	633	557	397
Change in expense associated with tax positions for current year	100	500	-

Actual tax expense	$1,851	$2,176	$1,641

Schedule of Income Tax Expense
	Year ended December 31,
	2021	2020	2019

Current taxes	$334	513	$341
Deferred taxes expense (benefit)	420	97	(236)
Taxes in respect of previous years	122	-	-
Write off of prepaid and withholding taxes	875	1,066	1,536
Change in expense associated with tax positions for current year	100	500	-

	1,851	2,176	1,641

Schedule of Deferred Income Taxes
	December 31,
	2021	2020
Deferred tax assets:
Operating and capital loss carryforwards	$22,332	$26,731
Research and development	9,161	2,602
Employee benefits	1,629	1,368
Intangible assets	179	282
Other temporary differences mainly relating to reserve and allowances	2,336	1,607

Deferred tax asset before valuation allowance	35,637	32,590
Valuation allowance	(30,256)	(27,652)
Deferred tax asset net of valuation allowance	5,381	4,938

Deferred tax liability:
Intangible assets	3,423	3,493
Other temporary differences mainly relating to reserve and allowances	1,958	1,025

Net deferred tax asset	$-	$420